Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Public Utilities, Inventory [Line Items]
Inventories	$ 661	$ 478
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	394	318
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	235	131
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 32	$ 29